Commitments (Operating lease commitments) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases	¥ 1,647,251	¥ 1,486,784
Not later than one year [member]
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases	194,333	196,870
Later than one year and not later than two years [member]
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases	99,149	118,272
Later than two years and not later than five years [member]
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases	191,853	143,628
Later than five years [member]
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases	¥ 1,161,916	¥ 1,028,014